As filed with the Securities and Exchange Commission on September 22, 2016.

File Nos.
033-44132
811-06481

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 38 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 40 [X]

FRANKLIN MUNICIPAL SECURITIES TRUST
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, Including Area Code (650) 312-2000

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[X] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment to the registration statement of the Registrant on Form N-1A (the “Amendment”) relates only to the prospectus and statement of additional information (SAI) of Franklin Tennessee Municipal Bond Fund, a series of the Registrant, and does not otherwise delete, amend, or supersede any other information relating to the prospectus or SAI of any other series of the Registrant.  As stated on the Facing Page, this Amendment updates the registration statement of the above-referenced series under the Securities Act of 1933, and the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 21st day of September, 2016.

FRANKLIN MUNICIPAL SECURITIES TRUST

(Registrant)

By:   /s/ Karen L. Skidmore

Karen L. Skidmore

      Vice-President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this

Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

CHRISTOPHER J. MOLUMPHY* Christopher J. Molumphy	President and Chief Executive Officer-Investment Management Dated: September 21, 2016

LAURA F. FERGERSON* Laura F. Fergerson	Chief Executive Officer-Finance and Administration Dated: September 21, 2016

GASTON GARDEY* Gaston Gardey	Chief Financial Officer, Chief Accounting Officer and Treasurer Dated: September 21, 2016

HARRIS J. ASHTON* Harris J. Ashton	Trustee Dated: September 21, 2016

MARY C. CHOKSI*	Trustee
Mary C. Choksi	Dated: September 21, 2016

EDITH E. HOLIDAY* Edith E. Holiday	Trustee Dated: September 21, 2016

GREGORY E. JOHNSON* Gregory E. Johnson	Trustee Dated: September 21, 2016

RUPERT H. JOHNSON, JR.*	Trustee
Rupert H. Johnson, Jr.	Dated: September 21, 2016

J. MICHAEL LUTTIG* J. Michael Luttig	Trustee Dated: September 21, 2016

FRANK A. OLSON* Frank A. Olson	Trustee Dated: September 21, 2016

LARRY D. THOMPSON*	Trustee
Larry D. Thompson	Dated: September 21, 2016

JOHN B. WILSON*	Trustee
John B. Wilson	Dated: September 21, 2016

*By   /s/ Karen L. Skidmore

Karen L. Skidmore, Attorney-in-Fact

(Pursuant to Power of Attorney previously herewith)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase